Composition of subordinated debt (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Subordinated debt	R$ 54,451,077	R$ 53,246,232	R$ 49,313,508
In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	48,203,788	38,893,288
In Brazil [Member] | Maturity 2022 [Member] | Original term in years 7 [Member]
IfrsStatementLineItems [Line Items]
Nominal amount	3,306,811
Subordinated debt	5,413,488	6,662,957
In Brazil [Member] | Maturity 2022 [Member] | Original term in years 10 [Member]
IfrsStatementLineItems [Line Items]
Nominal amount	54,143
Subordinated debt	147,062	128,910
In Brazil [Member] | Maturity 2023 [Member] | Original term in years 7 [Member]
IfrsStatementLineItems [Line Items]
Nominal amount	1,347,452
Subordinated debt	2,125,935	2,011,986
In Brazil [Member] | Maturity 2023 [Member] | Original term in years 8 [Member]
IfrsStatementLineItems [Line Items]
Nominal amount	1,523,546
Subordinated debt	2,685,658	2,798,899
In Brazil [Member] | Maturity 2023 [Member] | Original term in years 10 [Member]
IfrsStatementLineItems [Line Items]
Nominal amount	688,064
Subordinated debt	1,504,108	1,318,725
In Brazil [Member] | Maturity 2024 [Member] | Original term in years 7 [Member]
IfrsStatementLineItems [Line Items]
Nominal amount	67,450
Subordinated debt	105,003	93,765
In Brazil [Member] | Maturity 2024 [Member] | Original term in years 8 [Member]
IfrsStatementLineItems [Line Items]
Nominal amount	136,695
Subordinated debt	214,204	196,932
In Brazil [Member] | Maturity 2024 [Member] | Original term in years 9 [Member]
IfrsStatementLineItems [Line Items]
Nominal amount	4,924
Subordinated debt	10,653	9,347
In Brazil [Member] | Maturity 2025 [Member] | Original term in years 7 [Member]
IfrsStatementLineItems [Line Items]
Nominal amount	5,425,906
Subordinated debt	6,427,648	6,126,601
In Brazil [Member] | Maturity 2025 [Member] | Original term in years 8 [Member]
IfrsStatementLineItems [Line Items]
Nominal amount	6,193,653
Subordinated debt	6,477,614	6,340,117
In Brazil [Member] | Maturity 2025 [Member] | Original term in years 9 [Member]
IfrsStatementLineItems [Line Items]
Nominal amount	370,344
Subordinated debt	546,022	507,771
In Brazil [Member] | Maturity 2025 [Member] | Original term in years 10 [Member]
IfrsStatementLineItems [Line Items]
Nominal amount	284,137
Subordinated debt	709,953	596,797
In Brazil [Member] | Maturity 2027 [Member] | Original term in years 8 [Member]
IfrsStatementLineItems [Line Items]
Nominal amount	401,060
Subordinated debt	430,028	403,352
In Brazil [Member] | Maturity 2027 [Member] | Original term in years 9 [Member]
IfrsStatementLineItems [Line Items]
Nominal amount	89,700
Subordinated debt	113,969	104,782
In Brazil [Member] | Maturity 2027 [Member] | Original term in years 10 [Member]
IfrsStatementLineItems [Line Items]
Nominal amount	256,243
Subordinated debt	377,838	338,894
In Brazil [Member] | Maturity 2027 [Member] | Original term in years 11 [Member]
IfrsStatementLineItems [Line Items]
Nominal amount	47,046
Subordinated debt	70,532	65,771
In Brazil [Member] | Maturity 2021 [Member] | Original term in years 8 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt		2,565
In Brazil [Member] | Maturity 2021 [Member] | Original term in years 9 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt		15,460
In Brazil [Member] | Maturity 2021 [Member] | Original term in years 10 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt		56,608
In Brazil [Member] | Maturity 2026 [Member] | Original term in years 8 [Member]
IfrsStatementLineItems [Line Items]
Nominal amount	694,800
Subordinated debt	821,253	783,605
In Brazil [Member] | Maturity 2026 [Member] | Original term in years 10 [Member]
IfrsStatementLineItems [Line Items]
Nominal amount	196,196
Subordinated debt	380,719	329,699
In Brazil [Member] | Maturity 2026 [Member] | Original term in years 11 [Member]
IfrsStatementLineItems [Line Items]
Nominal amount	3,400
Subordinated debt	6,226	5,477
In Brazil [Member] | Maturity 2028 [Member] | Original term in years 8 [Member]
IfrsStatementLineItems [Line Items]
Nominal amount	55,437
Subordinated debt	59,315	55,702
In Brazil [Member] | Maturity 2028 [Member] | Original term in years 10 [Member]
IfrsStatementLineItems [Line Items]
Nominal amount	248,300
Subordinated debt	355,845	308,959
In Brazil [Member] | Maturity 2028 [Member] | Original term in years 11 [Member]
IfrsStatementLineItems [Line Items]
Nominal amount	74,764
Subordinated debt	115,528	100,369
In Brazil [Member] | Maturity 2030 [Member] | Original term in years 10 [Member]
IfrsStatementLineItems [Line Items]
Nominal amount	134,500
Subordinated debt	155,130	139,596
In Brazil [Member] | Subordinated Debt Maturity 2031 [Member] | Original term in years 10 [Member]
IfrsStatementLineItems [Line Items]
Nominal amount	7,270,000
Subordinated debt	7,491,477
In Brazil [Member] | Perpetual [Member]
IfrsStatementLineItems [Line Items]
Nominal amount	11,150,455
Subordinated debt	11,458,580	9,389,642
Overseas [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	6,247,289	14,352,944
Overseas [Member] | Maturity 2022 [Member] | Original term in years 11 [Member]
IfrsStatementLineItems [Line Items]
Nominal amount	6,138,550
Subordinated debt	R$ 6,247,289	5,813,578
Overseas [Member] | Maturity 2021 [Member] | Original term in years 11 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt		R$ 8,539,366